Schedule of Investments (unaudited)
December 31, 2024
iShares® Core S&P U.S. Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.4%
Boeing Co. (The)(a)	584,696	$ 103,491,192
General Dynamics Corp.	201,648	53,132,232
General Electric Co.	499,676	83,340,960
Hexcel Corp.	31,915	2,001,070
Huntington Ingalls Industries, Inc.	30,575	5,777,758
L3Harris Technologies, Inc.	148,050	31,131,954
Lockheed Martin Corp.	165,129	80,242,786
Northrop Grumman Corp.	106,997	50,212,622
RTX Corp.	447,010	51,727,997
Textron, Inc.	145,094	11,098,240
		472,156,811
Air Freight & Logistics — 0.7%
CH Robinson Worldwide, Inc.	92,499	9,556,997
Expeditors International of Washington, Inc.	109,218	12,098,078
FedEx Corp.	175,583	49,396,765
GXO Logistics, Inc.(a)	92,960	4,043,760
United Parcel Service, Inc., Class B	571,444	72,059,088
		147,154,688
Automobile Components — 0.2%
Aptiv PLC(a)	182,685	11,048,789
Autoliv, Inc.	56,288	5,279,251
BorgWarner, Inc.	171,548	5,453,511
Gentex Corp.	104,609	3,005,416
Goodyear Tire & Rubber Co. (The)(a)(b)	223,891	2,015,019
Lear Corp.	42,794	4,052,592
Visteon Corp.(a)	21,397	1,898,342
		32,752,920
Automobiles — 0.4%
Ford Motor Co.	3,049,072	30,185,813
General Motors Co.	858,782	45,747,317
Harley-Davidson, Inc.	89,984	2,711,218
Thor Industries, Inc.	41,761	3,996,945
		82,641,293
Banks — 5.6%
Associated Banc-Corp	129,678	3,099,304
Bank of America Corp.	5,219,371	229,391,355
Bank OZK	81,287	3,619,710
Cadence Bank	42,877	1,477,113
Citigroup, Inc.	1,479,422	104,136,515
Citizens Financial Group, Inc.	346,257	15,152,206
Columbia Banking System, Inc.	165,715	4,475,962
Comerica, Inc.	99,461	6,151,663
Commerce Bancshares, Inc.	43,016	2,680,327
Cullen/Frost Bankers, Inc.	15,699	2,107,591
Fifth Third Bancorp	526,370	22,254,924
First Financial Bankshares, Inc.	46,345	1,670,737
First Horizon Corp.	416,873	8,395,822
Flagstar Financial, Inc.(b)	237,652	2,217,293
FNB Corp.	292,970	4,330,097
Glacier Bancorp, Inc.	50,207	2,521,396
Hancock Whitney Corp.	64,699	3,540,329
Home BancShares, Inc.	95,754	2,709,838
Huntington Bancshares, Inc.	1,144,572	18,622,186
International Bancshares Corp.	14,021	885,566
JPMorgan Chase & Co.	946,687	226,930,341
KeyCorp	778,351	13,340,936
M&T Bank Corp.	129,962	24,434,156
Old National Bancorp	255,020	5,535,209
Pinnacle Financial Partners, Inc.	22,224	2,542,203
Security	Shares	Value
Banks (continued)
PNC Financial Services Group, Inc. (The)	310,620	$ 59,903,067
Prosperity Bancshares, Inc.	76,431	5,759,076
Regions Financial Corp.	714,083	16,795,232
SouthState Corp.	60,799	6,048,285
Synovus Financial Corp.	57,846	2,963,451
Texas Capital Bancshares, Inc.(a)	36,833	2,880,341
Truist Financial Corp.	1,038,025	45,029,524
U.S. Bancorp	1,221,918	58,444,338
UMB Financial Corp.	15,811	1,784,429
United Bankshares, Inc.	101,375	3,806,631
Valley National Bancorp	377,035	3,415,937
Webster Financial Corp.	135,787	7,498,158
Wells Fargo & Co.	2,603,257	182,852,772
Wintrust Financial Corp.	26,337	3,284,487
Zions Bancorp N.A.	71,035	3,853,649
		1,116,542,156
Beverages — 2.2%
Boston Beer Co., Inc. (The), Class A, NVS(a)	6,718	2,015,266
Brown-Forman Corp., Class B, NVS	143,282	5,441,850
Celsius Holdings, Inc.(a)	44,204	1,164,333
Coca-Cola Co. (The)	3,031,355	188,732,162
Constellation Brands, Inc., Class A	122,050	26,973,050
Keurig Dr. Pepper, Inc.	880,339	28,276,489
Molson Coors Beverage Co., Class B	136,658	7,833,237
Monster Beverage Corp.(a)	306,818	16,126,354
PepsiCo, Inc.	1,072,729	163,119,172
		439,681,913
Biotechnology — 2.0%
AbbVie, Inc.	801,527	142,431,348
Amgen, Inc.	239,341	62,381,838
Arrowhead Pharmaceuticals, Inc.(a)	58,083	1,091,960
Biogen, Inc.(a)	113,939	17,423,552
BioMarin Pharmaceutical, Inc.(a)	148,417	9,755,449
Cytokinetics, Inc.(a)(b)	46,151	2,170,943
Gilead Sciences, Inc.	975,436	90,101,023
Incyte Corp.(a)	50,065	3,457,990
Moderna, Inc.(a)	264,618	11,002,817
Regeneron Pharmaceuticals, Inc.(a)	82,403	58,698,129
		398,515,049
Broadline Retail — 3.5%
Amazon.com, Inc.(a)	3,073,171	674,222,986
eBay, Inc.	123,830	7,671,268
Macy’s, Inc.	217,080	3,675,164
Nordstrom, Inc.	75,791	1,830,353
Ollie’s Bargain Outlet Holdings, Inc.(a)	19,526	2,142,588
		689,542,359
Building Products — 0.5%
A. O. Smith Corp.	92,477	6,307,856
Advanced Drainage Systems, Inc.	28,494	3,293,906
Allegion PLC	32,119	4,197,311
Builders FirstSource, Inc.(a)	42,943	6,137,843
Carrier Global Corp.	339,276	23,158,980
Fortune Brands Innovations, Inc.	96,547	6,597,056
Johnson Controls International PLC	522,042	41,204,775
Masco Corp.	99,805	7,242,849
Simpson Manufacturing Co., Inc.	10,978	1,820,482
Trex Co., Inc.(a)	42,551	2,937,296
UFP Industries, Inc.	47,891	5,394,921
		108,293,275

Schedule of Investments (unaudited)  (continued)
December 31, 2024
iShares® Core S&P U.S. Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Capital Markets — 4.6%
Affiliated Managers Group, Inc.	14,055	$ 2,599,051
Bank of New York Mellon Corp. (The)	261,237	20,070,839
BlackRock, Inc.(c)	113,692	116,546,806
Blackstone, Inc., Class A, NVS	564,508	97,332,469
Carlyle Group, Inc. (The)	103,843	5,243,033
Cboe Global Markets, Inc.	81,448	15,914,939
Charles Schwab Corp. (The)	1,167,563	86,411,338
CME Group, Inc., Class A	282,018	65,493,040
FactSet Research Systems, Inc.	16,403	7,878,033
Federated Hermes, Inc., Class B	24,566	1,009,908
Franklin Resources, Inc.	242,447	4,919,250
Goldman Sachs Group, Inc. (The)	245,471	140,561,604
Intercontinental Exchange, Inc.	215,245	32,073,657
Invesco Ltd.	351,006	6,135,585
Janus Henderson Group PLC	59,933	2,548,951
Jefferies Financial Group, Inc.	59,679	4,678,834
KKR & Co., Inc., Class A	296,168	43,806,209
MarketAxess Holdings, Inc.	29,536	6,676,317
Moody’s Corp.	58,531	27,706,819
Morgan Stanley	532,760	66,978,587
Nasdaq, Inc.	191,018	14,767,602
Northern Trust Corp.	155,018	15,889,345
Raymond James Financial, Inc.	54,443	8,456,631
S&P Global, Inc.	131,535	65,508,376
SEI Investments Co.	30,761	2,537,167
State Street Corp.	229,056	22,481,846
Stifel Financial Corp.	23,545	2,497,654
T Rowe Price Group, Inc.	173,708	19,644,638
		906,368,528
Chemicals — 2.3%
Air Products & Chemicals, Inc.	173,642	50,363,126
Albemarle Corp.	91,953	7,915,314
Arcadium Lithium PLC(a)	839,167	4,304,927
Ashland, Inc.	38,482	2,749,924
Avient Corp.	72,042	2,943,636
Axalta Coating Systems Ltd.(a)	76,736	2,625,906
Cabot Corp.	18,674	1,705,123
Celanese Corp., Class A	85,229	5,898,699
CF Industries Holdings, Inc.	135,488	11,559,836
Chemours Co. (The)	117,353	1,983,266
Corteva, Inc.	537,080	30,592,077
Dow, Inc.	547,227	21,960,219
DuPont de Nemours, Inc.	326,482	24,894,252
Eastman Chemical Co.	90,815	8,293,226
Ecolab, Inc.	100,594	23,571,186
FMC Corp.	97,958	4,761,738
International Flavors & Fragrances, Inc.	199,887	16,900,446
Linde PLC	372,296	155,869,166
LyondellBasell Industries NV, Class A	203,280	15,097,605
Mosaic Co. (The)	249,431	6,131,014
NewMarket Corp.	3,225	1,703,929
Olin Corp.	89,953	3,040,411
PPG Industries, Inc.	181,886	21,726,283
RPM International, Inc.	43,477	5,350,280
Scotts Miracle-Gro Co. (The)	20,999	1,393,074
Sherwin-Williams Co. (The)	77,847	26,462,531
Westlake Corp.	26,911	3,085,346
		462,882,540
Commercial Services & Supplies — 0.2%
Brink’s Co. (The)	16,359	1,517,624
MSA Safety, Inc.	15,922	2,639,390
Rollins, Inc.	93,380	4,328,163
Security	Shares	Value
Commercial Services & Supplies (continued)
Veralto Corp.	100,895	$ 10,276,156
Waste Management, Inc.	134,179	27,075,980
		45,837,313
Communications Equipment — 1.0%
Ciena Corp.(a)	45,167	3,830,613
Cisco Systems, Inc.	3,116,582	184,501,654
F5, Inc.(a)	24,603	6,186,917
Juniper Networks, Inc.	258,423	9,677,941
Lumentum Holdings, Inc.(a)(b)	19,878	1,668,758
		205,865,883
Construction & Engineering — 0.1%
AECOM	49,451	5,282,356
Fluor Corp.(a)	134,087	6,613,171
Valmont Industries, Inc.	4,287	1,314,694
		13,210,221
Construction Materials — 0.1%
Martin Marietta Materials, Inc.	23,005	11,882,083
Vulcan Materials Co.	39,188	10,080,329
		21,962,412
Consumer Finance — 0.3%
Ally Financial, Inc.	213,441	7,686,010
Capital One Financial Corp.	297,818	53,106,906
FirstCash Holdings, Inc.	10,375	1,074,850
		61,867,766
Consumer Staples Distribution & Retail — 1.4%
BJ’s Wholesale Club Holdings, Inc.(a)	55,164	4,928,903
Casey’s General Stores, Inc.	8,810	3,490,786
Dollar General Corp.	171,847	13,029,440
Dollar Tree, Inc.(a)	157,992	11,839,921
Kroger Co. (The)	519,943	31,794,514
Performance Food Group Co.(a)	121,963	10,311,972
Sysco Corp.	383,937	29,355,823
Target Corp.	359,792	48,636,683
U.S. Foods Holding Corp.(a)	181,994	12,277,315
Walgreens Boots Alliance, Inc.	560,977	5,233,915
Walmart, Inc.	1,120,903	101,273,586
		272,172,858
Containers & Packaging — 0.5%
Amcor PLC	1,130,731	10,640,179
AptarGroup, Inc.	24,497	3,848,479
Avery Dennison Corp.	62,944	11,778,711
Ball Corp.	233,441	12,869,602
Berry Global Group, Inc.	89,184	5,767,529
Crown Holdings, Inc.	93,840	7,759,630
Graphic Packaging Holding Co.	144,072	3,912,996
Greif, Inc., Class A, NVS	20,585	1,258,155
International Paper Co.	271,178	14,594,800
Packaging Corp. of America	34,833	7,841,953
Silgan Holdings, Inc.	63,275	3,293,464
Smurfit WestRock PLC	385,975	20,788,613
Sonoco Products Co.	77,232	3,772,783
		108,126,894
Distributors — 0.2%
Genuine Parts Co.	108,726	12,694,848
LKQ Corp.	203,760	7,488,180
Pool Corp.	29,611	10,095,574
		30,278,602

Schedule of Investments (unaudited)  (continued)
December 31, 2024
iShares® Core S&P U.S. Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Diversified Consumer Services — 0.0%
Graham Holdings Co., Class B	2,712	$ 2,364,647
Service Corp. International	44,007	3,512,639
		5,877,286
Diversified REITs — 0.1%
WP Carey, Inc.	171,366	9,336,020
Diversified Telecommunication Services — 1.3%
AT&T Inc.	5,611,173	127,766,409
Frontier Communications Parent, Inc.(a)	172,898	5,999,561
Iridium Communications, Inc.	46,017	1,335,413
Verizon Communications, Inc.	3,292,560	131,669,475
		266,770,858
Electric Utilities — 2.3%
ALLETE, Inc.	44,451	2,880,425
Alliant Energy Corp.	200,558	11,861,000
American Electric Power Co., Inc.	415,989	38,366,665
Duke Energy Corp.	604,857	65,167,293
Edison International	302,206	24,128,127
Entergy Corp.	334,808	25,385,143
Evergy, Inc.	178,850	11,008,217
Eversource Energy	286,627	16,460,989
Exelon Corp.	789,104	29,701,875
FirstEnergy Corp.	399,714	15,900,623
IDACORP, Inc.	24,616	2,690,036
NextEra Energy, Inc.	530,623	38,040,363
OGE Energy Corp.	156,937	6,473,651
PG&E Corp.	1,708,020	34,467,844
Pinnacle West Capital Corp.	88,644	7,514,352
Portland General Electric Co.	82,710	3,607,810
PPL Corp.	275,441	8,940,815
Southern Co. (The)	855,636	70,435,955
TXNM Energy, Inc.	70,433	3,463,191
Xcel Energy, Inc.	448,396	30,275,698
		446,770,072
Electrical Equipment — 0.4%
AMETEK, Inc.	95,989	17,302,977
Emerson Electric Co.	142,751	17,691,132
EnerSys	30,719	2,839,357
Generac Holdings, Inc.(a)	17,694	2,743,455
NEXTracker, Inc., Class A(a)	111,914	4,088,218
Regal Rexnord Corp.	51,921	8,054,505
Rockwell Automation, Inc.	88,648	25,334,712
Sensata Technologies Holding PLC	117,636	3,223,226
		81,277,582
Electronic Equipment, Instruments & Components — 1.0%
Arrow Electronics, Inc.(a)	41,252	4,666,426
Avnet, Inc.	68,593	3,588,786
CDW Corp.	103,975	18,095,809
Cognex Corp.	81,522	2,923,379
Corning, Inc.	602,197	28,616,401
Crane NXT Co.	23,492	1,367,704
Flex Ltd.(a)(b)	305,738	11,737,282
IPG Photonics Corp.(a)	20,594	1,497,596
Jabil, Inc.	87,946	12,655,429
Keysight Technologies, Inc.(a)	135,775	21,809,538
Littelfuse, Inc.	19,480	4,590,462
Novanta, Inc.(a)	11,417	1,744,175
TD SYNNEX Corp.	59,536	6,982,382
TE Connectivity PLC	234,341	33,503,733
Teledyne Technologies, Inc.(a)	36,461	16,922,644
Trimble, Inc.(a)	107,257	7,578,780
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Vontier Corp.	66,363	$ 2,420,259
Zebra Technologies Corp., Class A(a)	22,248	8,592,622
		189,293,407
Energy Equipment & Services — 0.5%
Baker Hughes Co., Class A	773,153	31,714,736
ChampionX Corp.	93,742	2,548,845
Halliburton Co.	688,300	18,714,877
NOV, Inc.	307,467	4,489,018
Schlumberger NV	1,104,925	42,362,825
Weatherford International PLC	28,761	2,060,150
		101,890,451
Entertainment — 1.1%
Electronic Arts, Inc.	112,088	16,398,474
Take-Two Interactive Software, Inc.(a)	127,352	23,442,956
Walt Disney Co. (The)	1,416,094	157,682,067
Warner Bros Discovery, Inc., Class A(a)	1,745,149	18,446,225
Warner Music Group Corp., Class A	56,253	1,743,843
		217,713,565
Financial Services — 2.2%
Berkshire Hathaway, Inc., Class B(a)	730,903	331,303,712
Essent Group Ltd.	83,641	4,553,416
Euronet Worldwide, Inc.(a)	13,632	1,401,915
Fidelity National Information Services, Inc.	420,372	33,953,447
Global Payments, Inc.	198,840	22,282,010
Jack Henry & Associates, Inc.	34,561	6,058,543
MGIC Investment Corp.	104,964	2,488,696
PayPal Holdings, Inc.(a)	258,596	22,071,169
Voya Financial, Inc.	35,946	2,474,163
Western Union Co. (The)	215,347	2,282,678
WEX, Inc.(a)	9,184	1,610,139
		430,479,888
Food Products — 1.3%
Archer-Daniels-Midland Co.	373,850	18,886,902
Bunge Global SA	109,144	8,487,037
Conagra Brands, Inc.	373,535	10,365,596
Darling Ingredients, Inc.(a)	125,003	4,211,351
Flowers Foods, Inc.	156,670	3,236,802
General Mills, Inc.	434,544	27,710,871
Hershey Co. (The)	115,127	19,496,757
Hormel Foods Corp.	227,757	7,144,737
Ingredion, Inc.	29,137	4,008,086
J M Smucker Co. (The)	83,290	9,171,895
Kellanova	209,786	16,986,372
Kraft Heinz Co. (The)	689,673	21,179,858
Lamb Weston Holdings, Inc.	111,174	7,429,758
Lancaster Colony Corp.	7,909	1,369,364
McCormick & Co., Inc., NVS	197,437	15,052,597
Mondelez International, Inc., Class A	1,045,501	62,447,775
Post Holdings, Inc.(a)	16,415	1,878,861
The Campbell’s Co.	154,471	6,469,246
Tyson Foods, Inc., Class A	223,031	12,810,901
		258,344,766
Gas Utilities — 0.2%
Atmos Energy Corp.	121,481	16,918,659
National Fuel Gas Co.	71,756	4,354,154
New Jersey Resources Corp.	78,018	3,639,540
ONE Gas, Inc.	44,338	3,070,407
Southwest Gas Holdings, Inc.	47,196	3,337,229

Schedule of Investments (unaudited)  (continued)
December 31, 2024
iShares® Core S&P U.S. Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Gas Utilities (continued)
Spire, Inc.	45,312	$ 3,073,513
UGI Corp.	167,723	4,734,820
		39,128,322
Ground Transportation — 1.1%
Avis Budget Group, Inc.(a)	12,985	1,046,721
CSX Corp.	815,718	26,323,220
JB Hunt Transport Services, Inc.	62,700	10,700,382
Knight-Swift Transportation Holdings, Inc.	127,465	6,760,743
Landstar System, Inc.	28,145	4,837,000
Norfolk Southern Corp.	176,903	41,519,134
Old Dominion Freight Line, Inc.	78,992	13,934,189
Ryder System, Inc.	15,697	2,462,231
Union Pacific Corp.	474,010	108,093,240
XPO, Inc.(a)	46,384	6,083,262
		221,760,122
Health Care Equipment & Supplies — 2.7%
Abbott Laboratories	1,356,738	153,460,635
Align Technology, Inc.(a)	54,708	11,407,165
Baxter International, Inc.	399,113	11,638,135
Becton Dickinson & Co.	225,874	51,244,034
Cooper Cos., Inc. (The)(a)	154,890	14,239,038
DENTSPLY SIRONA, Inc.	155,599	2,953,269
Dexcom, Inc.(a)	176,103	13,695,530
Edwards Lifesciences Corp.(a)	460,486	34,089,779
Enovis Corp.(a)	43,965	1,929,184
Envista Holdings Corp.(a)	134,762	2,599,559
GE HealthCare Technologies, Inc.	356,975	27,908,305
Haemonetics Corp.(a)(b)	16,536	1,291,131
Hologic, Inc.(a)	181,790	13,105,241
IDEXX Laboratories, Inc.(a)	64,315	26,590,394
LivaNova PLC(a)	25,178	1,165,993
Medtronic PLC	1,003,890	80,190,733
Neogen Corp.(a)(b)	155,530	1,888,134
Penumbra, Inc.(a)(b)	10,336	2,454,593
Solventum Corp.(a)	108,160	7,145,050
STERIS PLC	76,485	15,722,257
Stryker Corp.	125,856	45,314,453
Teleflex, Inc.	36,319	6,464,056
Zimmer Biomet Holdings, Inc.	155,718	16,448,492
		542,945,160
Health Care Providers & Services — 3.9%
Acadia Healthcare Co., Inc.(a)	71,928	2,851,945
Amedisys, Inc.(a)	27,262	2,475,117
Cardinal Health, Inc.	189,043	22,358,116
Cencora, Inc.	136,963	30,772,847
Centene Corp.(a)	394,694	23,910,563
Chemed Corp.	6,362	3,370,588
Cigna Group (The)	217,353	60,019,857
CVS Health Corp.	982,807	44,118,206
Elevance Health, Inc.	181,252	66,863,863
Encompass Health Corp.	22,822	2,107,612
HCA Healthcare, Inc.	58,446	17,542,567
Henry Schein, Inc.(a)	97,572	6,751,982
Humana, Inc.	94,122	23,879,693
Labcorp Holdings, Inc.	65,331	14,981,705
McKesson Corp.(b)	99,132	56,496,318
Molina Healthcare, Inc.(a)	44,569	12,971,807
Option Care Health, Inc.(a)	131,881	3,059,639
Quest Diagnostics, Inc.	87,201	13,155,143
Tenet Healthcare Corp.(a)	28,989	3,659,281
Security	Shares	Value
Health Care Providers & Services (continued)
UnitedHealth Group, Inc.	719,537	$ 363,984,987
Universal Health Services, Inc., Class B	45,924	8,239,684
		783,571,520
Health Care REITs — 0.4%
Alexandria Real Estate Equities, Inc.	121,745	11,876,225
Healthcare Realty Trust, Inc.	277,627	4,705,778
Healthpeak Properties, Inc.	549,377	11,135,872
Omega Healthcare Investors, Inc.	126,237	4,778,070
Sabra Health Care REIT, Inc.	184,827	3,201,203
Ventas, Inc.	327,407	19,280,998
Welltower, Inc.	212,555	26,788,307
		81,766,453
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.	202,391	3,545,890
Park Hotels & Resorts, Inc.	89,420	1,258,140
		4,804,030
Hotels, Restaurants & Leisure — 1.5%
Aramark	205,799	7,678,361
Boyd Gaming Corp.	19,974	1,448,914
Caesars Entertainment, Inc.(a)	164,993	5,514,066
Darden Restaurants, Inc.	52,432	9,788,530
Domino’s Pizza, Inc.	15,732	6,603,664
Marriott Vacations Worldwide Corp.	25,146	2,258,111
McDonald’s Corp.	560,298	162,424,787
MGM Resorts International(a)(b)	175,791	6,091,158
Starbucks Corp.	887,036	80,942,035
Vail Resorts, Inc.	13,706	2,569,190
Wendy’s Co. (The)	73,454	1,197,300
Yum! Brands, Inc.	129,116	17,322,203
		303,838,319
Household Durables — 0.4%
DR Horton, Inc.	228,462	31,943,557
KB Home	27,708	1,820,970
Lennar Corp., Class A	186,704	25,460,824
Mohawk Industries, Inc.(a)	40,990	4,883,139
NVR, Inc.(a)	889	7,271,042
Taylor Morrison Home Corp., Class A(a)	83,669	5,121,379
Tempur Sealy International, Inc.	54,988	3,117,270
Whirlpool Corp.	43,121	4,936,492
		84,554,673
Household Products — 2.1%
Church & Dwight Co., Inc.	192,256	20,131,126
Clorox Co. (The)	96,738	15,711,218
Colgate-Palmolive Co.	357,821	32,529,507
Kimberly-Clark Corp.	260,793	34,174,315
Procter & Gamble Co. (The)	1,841,364	308,704,675
		411,250,841
Independent Power and Renewable Electricity Producers — 0.0%
AES Corp. (The)	555,955	7,155,141
Ormat Technologies, Inc.	24,672	1,670,788
		8,825,929
Industrial Conglomerates — 0.9%
3M Co.	425,283	54,899,783
Honeywell International, Inc.	507,924	114,734,952
		169,634,735
Industrial REITs — 0.5%
EastGroup Properties, Inc.	21,303	3,418,919
First Industrial Realty Trust, Inc.	47,983	2,405,388
Prologis, Inc.	723,706	76,495,724

Schedule of Investments (unaudited)  (continued)
December 31, 2024
iShares® Core S&P U.S. Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Industrial REITs (continued)
Rexford Industrial Realty, Inc.	171,508	$ 6,630,499
STAG Industrial, Inc.	142,954	4,834,704
		93,785,234
Insurance — 2.9%
Aflac, Inc.	390,893	40,433,972
Allstate Corp. (The)	207,659	40,034,579
American Financial Group, Inc.	31,708	4,341,776
American International Group, Inc.	488,917	35,593,158
Aon PLC, Class A	82,793	29,735,934
Arthur J. Gallagher & Co.	107,218	30,433,829
Assurant, Inc.	40,103	8,550,762
Brighthouse Financial, Inc.(a)	46,845	2,250,434
Chubb Ltd.	293,506	81,095,708
Cincinnati Financial Corp.	57,926	8,323,966
CNO Financial Group, Inc.	82,416	3,066,699
Everest Group Ltd.	33,637	12,192,067
Fidelity National Financial, Inc., Class A	195,347	10,966,780
First American Financial Corp.	80,571	5,030,853
Globe Life, Inc.	65,812	7,339,354
Hanover Insurance Group, Inc. (The)	28,208	4,362,649
Hartford Financial Services Group, Inc. (The)	102,352	11,197,309
Kemper Corp.	47,111	3,130,055
Loews Corp.	140,951	11,937,140
Marsh & McLennan Cos., Inc.	214,948	45,657,105
MetLife, Inc.	454,245	37,193,581
Old Republic International Corp.	182,114	6,590,706
Principal Financial Group, Inc.	164,329	12,720,708
Prudential Financial, Inc.	278,119	32,965,445
Reinsurance Group of America, Inc.	51,451	10,991,477
Selective Insurance Group, Inc.	48,619	4,546,849
Travelers Cos., Inc. (The)	178,033	42,886,369
Unum Group	122,800	8,968,084
W R Berkley Corp.	106,517	6,233,375
Willis Towers Watson PLC	40,916	12,816,528
		571,587,251
Interactive Media & Services — 0.0%
Match Group, Inc.(a)(b)	197,084	6,446,617
ZoomInfo Technologies, Inc., Class A(a)	228,172	2,398,088
		8,844,705
IT Services — 1.2%
Accenture PLC, Class A	488,573	171,875,096
Akamai Technologies, Inc.(a)	117,137	11,204,154
ASGN, Inc.(a)	34,858	2,905,066
Cognizant Technology Solutions Corp., Class A	388,280	29,858,732
EPAM Systems, Inc.(a)	44,241	10,344,430
Kyndryl Holdings, Inc.(a)	79,848	2,762,741
VeriSign, Inc.(a)	64,325	13,312,702
		242,262,921
Leisure Products — 0.1%
Brunswick Corp.	50,827	3,287,490
Hasbro, Inc.	102,447	5,727,812
Mattel, Inc.(a)	260,919	4,626,094
Polaris, Inc.	41,791	2,407,997
YETI Holdings, Inc.(a)	40,927	1,576,099
		17,625,492
Life Sciences Tools & Services — 2.1%
Agilent Technologies, Inc.	224,551	30,166,181
Avantor, Inc.(a)(b)	529,833	11,163,581
Bio-Rad Laboratories, Inc., Class A(a)(b)	15,114	4,965,100
Bio-Techne Corp.	124,521	8,969,248
Security	Shares	Value
Life Sciences Tools & Services (continued)
Bruker Corp.	49,868	$ 2,923,262
Charles River Laboratories International, Inc.(a)	40,035	7,390,461
Danaher Corp.	502,944	115,450,795
Illumina, Inc.(a)(b)	59,618	7,966,753
IQVIA Holdings, Inc.(a)	135,306	26,588,982
Mettler-Toledo International, Inc.(a)	9,732	11,908,854
Repligen Corp.(a)	23,395	3,367,476
Revvity, Inc.(b)	95,227	10,628,286
Sotera Health Co.(a)	61,604	842,743
Thermo Fisher Scientific, Inc.	299,068	155,584,146
Waters Corp.(a)	25,083	9,305,291
West Pharmaceutical Services, Inc.	56,367	18,463,575
		425,684,734
Machinery — 1.4%
AGCO Corp.	48,729	4,555,187
CNH Industrial NV	684,437	7,754,671
Crane Co.	17,382	2,637,719
Deere & Co.	111,302	47,158,657
Donaldson Co., Inc.	41,875	2,820,281
Dover Corp.	59,623	11,185,275
Flowserve Corp.	31,052	1,786,111
Fortive Corp.	272,261	20,419,575
Graco, Inc.	66,150	5,575,784
IDEX Corp.	59,585	12,470,545
Illinois Tool Works, Inc.	124,342	31,528,158
ITT, Inc.	18,697	2,671,427
Lincoln Electric Holdings, Inc.	18,567	3,480,755
Middleby Corp. (The)(a)(b)	41,678	5,645,285
Nordson Corp.	42,779	8,951,078
Oshkosh Corp.	51,513	4,897,341
Otis Worldwide Corp.	313,435	29,027,215
PACCAR, Inc.	183,910	19,130,318
Pentair PLC	45,557	4,584,856
Snap-on, Inc.	40,960	13,905,101
Stanley Black & Decker, Inc.	120,558	9,679,602
Terex Corp.	51,485	2,379,637
Timken Co. (The)	49,496	3,532,530
Toro Co. (The)	46,754	3,744,995
Watts Water Technologies, Inc., Class A	10,114	2,056,176
Xylem, Inc.	190,295	22,078,026
		283,656,305
Media — 1.0%
Charter Communications, Inc., Class A(a)(b)	75,450	25,861,997
Comcast Corp., Class A	2,981,802	111,907,029
Fox Corp., Class A, NVS	173,470	8,427,173
Fox Corp., Class B	106,851	4,887,365
Interpublic Group of Cos., Inc. (The)	292,625	8,199,353
New York Times Co. (The), Class A	57,704	3,003,493
News Corp., Class A, NVS	296,280	8,159,551
News Corp., Class B(b)	87,633	2,666,672
Nexstar Media Group, Inc., Class A	22,798	3,601,400
Omnicom Group, Inc.	152,661	13,134,952
Paramount Global, Class B, NVS	464,985	4,863,743
		194,712,728
Metals & Mining — 0.7%
Alcoa Corp.	202,019	7,632,278
Cleveland-Cliffs, Inc.(a)(b)	381,919	3,590,039
Commercial Metals Co.	90,665	4,496,984
Freeport-McMoRan, Inc.	1,125,387	42,854,737
Newmont Corp.	889,512	33,107,637
Nucor Corp.	182,788	21,333,187

Schedule of Investments (unaudited)  (continued)
December 31, 2024
iShares® Core S&P U.S. Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Metals & Mining (continued)
Reliance, Inc.	42,496	$ 11,442,473
Royal Gold, Inc.	28,638	3,775,920
Steel Dynamics, Inc.	110,247	12,575,875
United States Steel Corp.	176,322	5,993,185
		146,802,315
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Annaly Capital Management, Inc.	438,088	8,017,011
Starwood Property Trust, Inc.	250,596	4,748,794
		12,765,805
Multi-Utilities — 1.2%
Ameren Corp.	208,715	18,604,855
Black Hills Corp.	55,976	3,275,716
CenterPoint Energy, Inc.	509,199	16,156,884
CMS Energy Corp.	233,254	15,546,379
Consolidated Edison, Inc.	270,397	24,127,524
Dominion Energy, Inc.	656,104	35,337,761
DTE Energy Co.	161,641	19,518,151
NiSource, Inc.	368,109	13,531,687
Northwestern Energy Group, Inc.	48,680	2,602,433
Public Service Enterprise Group, Inc.	206,283	17,428,851
Sempra	494,692	43,394,382
WEC Energy Group, Inc.	247,156	23,242,550
		232,767,173
Office REITs — 0.1%
BXP, Inc.	113,636	8,449,973
COPT Defense Properties	41,728	1,291,482
Cousins Properties, Inc.	130,604	4,001,706
Kilroy Realty Corp.	83,179	3,364,590
Vornado Realty Trust	35,093	1,475,310
		18,583,061
Oil, Gas & Consumable Fuels — 5.4%
Antero Midstream Corp.	132,716	2,002,684
Antero Resources Corp.(a)	229,392	8,040,190
APA Corp.	287,087	6,628,839
Chevron Corp.	1,306,750	189,269,670
Chord Energy Corp.	47,483	5,551,712
Civitas Resources, Inc.	68,262	3,131,178
ConocoPhillips	1,011,394	100,299,943
Coterra Energy, Inc.	572,635	14,625,098
Devon Energy Corp.	517,585	16,940,557
Diamondback Energy, Inc.	145,678	23,866,427
EOG Resources, Inc.	440,111	53,948,806
EQT Corp.	466,931	21,530,188
Expand Energy Corp.	164,560	16,381,948
Exxon Mobil Corp.	3,436,436	369,657,420
HF Sinclair Corp.	125,849	4,411,007
Kinder Morgan, Inc.	1,509,737	41,366,794
Marathon Petroleum Corp.	251,764	35,121,078
Matador Resources Co.	32,329	1,818,830
Murphy Oil Corp.	105,895	3,204,383
Occidental Petroleum Corp.	530,377	26,205,928
ONEOK, Inc.	200,947	20,175,079
Ovintiv, Inc.	206,046	8,344,863
PBF Energy, Inc., Class A	76,941	2,042,784
PetroCorp Escrow(a)(d)	190	—
Phillips 66	322,785	36,774,895
Range Resources Corp.	99,973	3,597,029
Valero Energy Corp.	247,490	30,339,799
Williams Cos., Inc. (The)	457,204	24,743,880
		1,070,021,009
Security	Shares	Value
Passenger Airlines — 0.1%
Southwest Airlines Co.	468,208	$ 15,741,153
Personal Care Products — 0.3%
BellRing Brands, Inc.(a)	54,873	4,134,132
Coty, Inc., Class A(a)	299,841	2,086,893
Estee Lauder Cos., Inc. (The), Class A	182,357	13,673,128
Kenvue, Inc.	1,498,135	31,985,182
		51,879,335
Pharmaceuticals — 3.8%
Bristol-Myers Squibb Co.	1,587,293	89,777,292
Jazz Pharmaceuticals PLC(a)	46,909	5,776,843
Johnson & Johnson	1,882,472	272,243,101
Merck & Co., Inc.	1,977,865	196,758,010
Perrigo Co. PLC	106,666	2,742,383
Pfizer, Inc.	4,433,534	117,621,657
Viatris, Inc.	932,871	11,614,244
Zoetis, Inc., Class A	353,058	57,523,740
		754,057,270
Professional Services — 0.8%
Automatic Data Processing, Inc.	137,033	40,113,670
Broadridge Financial Solutions, Inc.	51,176	11,570,382
CACI International, Inc., Class A(a)	7,060	2,852,664
Concentrix Corp.	36,900	1,596,663
Equifax, Inc.	96,739	24,653,934
Exponent, Inc.	16,391	1,460,438
FTI Consulting, Inc.(a)	27,217	5,201,985
Genpact Ltd.	60,168	2,584,216
Insperity, Inc.	27,355	2,120,286
Jacobs Solutions, Inc.	97,206	12,988,666
KBR, Inc.	60,515	3,505,634
Leidos Holdings, Inc.	50,100	7,217,406
ManpowerGroup, Inc.	36,984	2,134,716
Maximus, Inc.	46,406	3,464,208
Paychex, Inc.	133,172	18,673,378
Science Applications International Corp.	38,352	4,286,987
Verisk Analytics, Inc.	61,785	17,017,442
		161,442,675
Real Estate Management & Development — 0.1%
CoStar Group, Inc.(a)	319,698	22,887,180
Jones Lang LaSalle, Inc.(a)	17,435	4,413,496
		27,300,676
Residential REITs — 0.4%
American Homes 4 Rent, Class A	156,548	5,858,026
AvalonBay Communities, Inc.	62,386	13,723,048
Camden Property Trust	40,978	4,755,087
Equity LifeStyle Properties, Inc.	75,392	5,021,107
Equity Residential	267,025	19,161,714
Essex Property Trust, Inc.	26,132	7,459,118
Independence Realty Trust, Inc.	71,327	1,415,128
Invitation Homes, Inc.	445,902	14,255,487
Mid-America Apartment Communities, Inc.	54,016	8,349,253
UDR, Inc.	129,131	5,605,577
		85,603,545
Retail REITs — 0.4%
Agree Realty Corp.	48,073	3,386,743
Brixmor Property Group, Inc.	107,199	2,984,420
Federal Realty Investment Trust	59,727	6,686,438
Kimco Realty Corp.	527,171	12,351,617
Kite Realty Group Trust	98,797	2,493,636
NNN REIT, Inc.	148,498	6,066,143

Schedule of Investments (unaudited)  (continued)
December 31, 2024
iShares® Core S&P U.S. Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Retail REITs (continued)
Realty Income Corp.	684,375	$ 36,552,469
Regency Centers Corp.	127,597	9,433,246
		79,954,712
Semiconductors & Semiconductor Equipment — 4.6%
Advanced Micro Devices, Inc.(a)	1,268,833	153,262,338
Allegro MicroSystems, Inc.(a)(b)	65,205	1,425,381
Amkor Technology, Inc.	89,694	2,304,239
Analog Devices, Inc.	388,187	82,474,210
Applied Materials, Inc.	374,376	60,884,769
Cirrus Logic, Inc.(a)	16,404	1,633,510
Enphase Energy, Inc.(a)(b)	105,576	7,250,960
First Solar, Inc.(a)	39,353	6,935,573
Intel Corp.	3,368,383	67,536,079
Lam Research Corp.	1,006,598	72,706,574
Lattice Semiconductor Corp.(a)	54,859	3,107,762
Microchip Technology, Inc.	418,595	24,006,423
Micron Technology, Inc.	866,059	72,887,526
MKS Instruments, Inc.	31,253	3,262,501
NXP Semiconductors NV	118,936	24,720,848
ON Semiconductor Corp.(a)	332,405	20,958,135
Onto Innovation, Inc.(a)	16,921	2,820,223
Power Integrations, Inc.	31,993	1,973,968
QUALCOMM, Inc.	868,665	133,444,317
Silicon Laboratories, Inc.(a)	14,046	1,744,794
Skyworks Solutions, Inc.	125,226	11,105,042
Synaptics, Inc.(a)	30,999	2,365,844
Teradyne, Inc.	127,508	16,055,807
Texas Instruments, Inc.	713,363	133,762,696
Universal Display Corp.	18,547	2,711,571
		911,341,090
Software — 7.2%
Adobe, Inc.(a)	199,752	88,825,719
Altair Engineering, Inc., Class A(a)	17,155	1,871,782
ANSYS, Inc.(a)	38,384	12,948,075
BILL Holdings, Inc.(a)	74,237	6,288,616
Blackbaud, Inc.(a)(b)	17,711	1,309,197
Cadence Design Systems, Inc.(a)	96,267	28,924,383
Dolby Laboratories, Inc., Class A	46,366	3,621,185
Dropbox, Inc., Class A(a)	67,047	2,014,092
Gen Digital, Inc.	179,121	4,904,333
Microsoft Corp.	2,790,339	1,176,127,888
PTC, Inc.(a)	50,282	9,245,351
Qualys, Inc.(a)(b)	12,012	1,684,323
Roper Technologies, Inc.	83,930	43,631,011
Synopsys, Inc.(a)	57,490	27,903,346
Teradata Corp.(a)	47,845	1,490,372
Workday, Inc., Class A(a)(b)	88,132	22,740,700
		1,433,530,373
Specialized REITs — 1.4%
American Tower Corp.	364,424	66,839,006
Crown Castle, Inc.	339,361	30,800,404
CubeSmart	81,343	3,485,548
Digital Realty Trust, Inc.	244,282	43,318,527
EPR Properties	60,622	2,684,342
Equinix, Inc.	39,922	37,642,055
Extra Space Storage, Inc.	91,277	13,655,039
Gaming & Leisure Properties, Inc.	122,252	5,887,656
Lamar Advertising Co., Class A	25,422	3,094,874
PotlatchDeltic Corp.	56,777	2,228,497
Rayonier, Inc.	101,794	2,656,824
SBA Communications Corp., Class A	83,541	17,025,656
Security	Shares	Value
Specialized REITs (continued)
VICI Properties, Inc.	827,110	$ 24,159,883
Weyerhaeuser Co.	568,759	16,010,566
		269,488,877
Specialty Retail — 2.3%
AutoNation, Inc.(a)	20,532	3,487,155
Best Buy Co., Inc.	152,709	13,102,432
CarMax, Inc.(a)	121,070	9,898,683
Dick’s Sporting Goods, Inc.	18,082	4,137,885
Five Below, Inc.(a)	42,891	4,501,839
Floor & Decor Holdings, Inc., Class A(a)(b)	36,738	3,662,779
GameStop Corp., Class A(a)(b)	177,852	5,573,882
Gap, Inc. (The)	173,450	4,098,624
Home Depot, Inc. (The)	434,968	169,198,202
Lithia Motors, Inc., Class A	20,843	7,449,913
Lowe’s Cos., Inc.	443,096	109,356,093
Penske Automotive Group, Inc.	14,722	2,244,222
RH(a)	5,821	2,291,087
Ross Stores, Inc.	259,500	39,254,565
TJX Cos., Inc. (The)	361,512	43,674,265
Tractor Supply Co.	192,107	10,193,197
Ulta Beauty, Inc.(a)	36,806	16,008,034
		448,132,857
Technology Hardware, Storage & Peripherals — 8.5%
Apple Inc.	6,382,135	1,598,214,247
Dell Technologies, Inc., Class C	127,166	14,654,610
Hewlett Packard Enterprise Co.	1,015,186	21,674,221
HP, Inc.	754,349	24,614,408
NetApp, Inc.	85,158	9,885,140
Seagate Technology Holdings PLC	164,793	14,223,284
Western Digital Corp.(a)	270,319	16,119,122
		1,699,385,032
Textiles, Apparel & Luxury Goods — 0.5%
Capri Holdings Ltd.(a)	91,735	1,931,939
Columbia Sportswear Co.	24,694	2,072,567
Lululemon Athletica, Inc.(a)	47,622	18,211,129
NIKE, Inc., Class B	929,596	70,342,529
PVH Corp.	43,804	4,632,273
Skechers U.S.A., Inc., Class A(a)	102,348	6,881,880
Under Armour, Inc., Class A(a)(b)	142,288	1,178,145
Under Armour, Inc., Class C, NVS(a)	109,092	813,826
		106,064,288
Tobacco — 0.5%
Altria Group, Inc.	715,120	37,393,625
Philip Morris International, Inc.	558,748	67,245,322
		104,638,947
Trading Companies & Distributors — 0.2%
Core & Main, Inc., Class A(a)	57,367	2,920,554
Fastenal Co.	193,209	13,893,659
GATX Corp.	10,647	1,649,859
MSC Industrial Direct Co., Inc., Class A	33,946	2,535,427
Watsco, Inc.	10,183	4,825,622
WESCO International, Inc.	34,884	6,312,609
		32,137,730
Water Utilities — 0.1%
American Water Works Co., Inc.	152,702	19,009,872
Essential Utilities, Inc.	199,241	7,236,433
		26,246,305

Schedule of Investments (unaudited)  (continued)
December 31, 2024
iShares® Core S&P U.S. Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc.	178,938	$ 39,496,985
Total Long-Term Investments — 99.7% (Cost: $18,450,092,748)		19,841,228,063
Short-Term Securities
Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.63%(c)(e)(f)	52,789,423	52,815,818
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.44%(c)(e)	26,112,620	26,112,620
Total Short-Term Securities — 0.4% (Cost: $78,896,938)		78,928,438
Total Investments — 100.1% (Cost: $18,528,989,686)		19,920,156,501
Liabilities in Excess of Other Assets — (0.1)%		(29,023,876)
Net Assets — 100.0%		$ 19,891,132,625
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/24	Shares Held at 12/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 85,100,789	$ —	$ (32,274,424)(a)	$ (2,845)	$ (7,702)	$ 52,815,818	52,789,423	$ 187,102(b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	26,469,410	—	(356,790)(a)	—	—	26,112,620	26,112,620	1,407,987	—
BlackRock, Inc.	92,634,074	46,822,389	(46,327,453)	6,166,208	17,251,588	116,546,806	113,692	1,202,422	—
				$ 6,163,363	$ 17,243,886	$ 195,475,244		$ 2,797,511	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)  (continued)
December 31, 2024
iShares® Core S&P U.S. Value ETF
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Consumer Staples Select Sector Index	57	03/21/25	$ 4,565	$ (43,773)
Russell 1000 Value E-Mini Index	462	03/21/25	42,476	(43,270)
				$ (87,043)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
•    Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•    Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not be a secondary market, and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 19,841,228,063	$ —	$ —	$ 19,841,228,063
Short-Term Securities
Money Market Funds	78,928,438	—	—	78,928,438
	$ 19,920,156,501	$ —	$ —	$ 19,920,156,501
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (87,043)	$ —	$ —	$ (87,043)
(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust